Pay vs Performance Disclosure - USD ($)	5 Months Ended	12 Months Ended				19 Months Ended
	Jun. 10, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1) ($)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO(1)(4) ($)	Compensation Actually Paid to PEO(2)(5) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(6) ($)	Value of Initial Fixed $100 Investment based on:	GAAP Net (Loss) Income ($ thousands)
							Total Stockholder Return ($)(7)
2025	n/a	—	n/a	—	127,084	127,084	31.80	(2,740)
2024	—	—	(29,296)	—	358,136	346,550	50.50	(92,175)
2023	—	n/a	(25,460)	n/a	327,184	316,505	83.20	(49,261)

(1)
Lawrence Mendelsohn, RPT’s former CEO, was RPT’s PEO until June 11, 2024.

(2)
Michael Nierenberg, RPT’s current CEO, was appointed to such position on June 11, 2024 and was the PEO beginning on such date.

(3)
For 2025, includes compensation for Mr. Santoro and Ms. Doyle. As discussed above, Mr. Santoro did not receive any compensation from RPT in 2025, and the Manager is unable to segregate and identify any portion of the compensation that Mr. Santoro received from Rithm as relating solely to services performed for RPT. For 2023-2024, includes compensation for Ms. Doyle and Mr. Russell Schaub, our former President.

(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts previously reported for Mr. Mendelsohn in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Mendelsohn during the applicable year.

Description(a)	2023 ($)	2024 ($)
Reported Summary Compensation Table	—	—
Equity Award Adjustments(b)	(25,460)	(29,296)
Compensation Actually Paid	(25,460)	(29,296)

(a)
Mr. Mendelsohn received no pension benefits from RPT in the fiscal years presented from RPT under defined pension or defined contribution plans.

(b)
For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	—	—	—	—	(32,263)	—	2,967	(29,296)
2023	—	—	(36,156)	—	(3,995)	—	14,692	(25,460)

(i)
Represents the year-over-year change in fair value of awards of restricted shares of Common Stock based on the closing price on the last trading day of each applicable fiscal year, which was $17.82, $31.80 and $43.50 for the last trading day of 2024, 2023 and 2022, respectively.

(5)
Mr. Nierenberg, who was appointed as Chief Executive Officer in June 2024, did not receive any compensation from RPT in 2024 or 2025, and as discussed above, the Manager is unable to segregate and identify any portion of the compensation that Mr. Nierenberg received from Rithm as relating solely to services performed for RPT. As such, no adjustments were made to the amounts reported for Mr. Nierenberg.

(6)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the named executive officers excluding the PEO, the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Santoro, Ms. Doyle and Mr. Schaub, as applicable, during the applicable year.

Description(a)	2023 ($)	2024 ($)	2025 ($)
Reported Summary Compensation Table	327,184	358,136	127,084
Equity Award Adjustments(b)	(10,679)	(11,586)	—
Compensation Actually Paid	316,505	346,550	127,084

(a)
None of Mr. Santoro, Ms. Doyle nor Mr. Schaub, as applicable, received pension benefits in the fiscal years presented from RPT under defined pension or defined contribution plans.

(b)
For each covered year, the amounts added or deducted in calculated equity award adjustment include:

Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	127,084	—	—	—	—	—	—	—
2024	358,136	—	—	—	(12,759)	—	1,173	(11,586)
2023	327,184	—	(14,299)	—	(3,153)	—	6,773	(10,679)
(i)
Represents the year-over-year change in fair value of awards of restricted shares of Common Stock based on the closing price on the last trading day of each applicable fiscal year, which was $17.82, $31.80 and $43.50 for the last trading day of 2024, 2023 and 2022, respectively.

(7)
Total Stockholder Return assumes $100 invested in our Common Stock for the period starting December 31, 2022 through December 31 of the applicable year.

Named Executive Officers, Footnote	(1) Lawrence Mendelsohn, RPT’s former CEO, was RPT’s PEO until June 11, 2024.
(3)
For 2025, includes compensation for Mr. Santoro and Ms. Doyle. As discussed above, Mr. Santoro did not receive any compensation from RPT in 2025, and the Manager is unable to segregate and identify any portion of the compensation that Mr. Santoro received from Rithm as relating solely to services performed for RPT. For 2023-2024, includes compensation for Ms. Doyle and Mr. Russell Schaub, our former President.
						(2) Michael Nierenberg, RPT’s current CEO, was appointed to such position on June 11, 2024 and was the PEO beginning on such date.
Adjustment To PEO Compensation, Footnote
(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts previously reported for Mr. Mendelsohn in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Mendelsohn during the applicable year.

Description(a)	2023 ($)	2024 ($)
Reported Summary Compensation Table	—	—
Equity Award Adjustments(b)	(25,460)	(29,296)
Compensation Actually Paid	(25,460)	(29,296)

(a)
Mr. Mendelsohn received no pension benefits from RPT in the fiscal years presented from RPT under defined pension or defined contribution plans.

(b)
For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	—	—	—	—	(32,263)	—	2,967	(29,296)
2023	—	—	(36,156)	—	(3,995)	—	14,692	(25,460)
(i)
Represents the year-over-year change in fair value of awards of restricted shares of Common Stock based on the closing price on the last trading day of each applicable fiscal year, which was $17.82, $31.80 and $43.50 for the last trading day of 2024, 2023 and 2022, respectively.
(5)
Mr. Nierenberg, who was appointed as Chief Executive Officer in June 2024, did not receive any compensation from RPT in 2024 or 2025, and as discussed above, the Manager is unable to segregate and identify any portion of the compensation that Mr. Nierenberg received from Rithm as relating solely to services performed for RPT. As such, no adjustments were made to the amounts reported for Mr. Nierenberg.

Non-PEO NEO Average Total Compensation Amount		$ 127,084	$ 358,136	$ 327,184
Non-PEO NEO Average Compensation Actually Paid Amount		$ 127,084	346,550	316,505
Adjustment to Non-PEO NEO Compensation Footnote
(6)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the named executive officers excluding the PEO, the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Santoro, Ms. Doyle and Mr. Schaub, as applicable, during the applicable year.

Description(a)	2023 ($)	2024 ($)	2025 ($)
Reported Summary Compensation Table	327,184	358,136	127,084
Equity Award Adjustments(b)	(10,679)	(11,586)	—
Compensation Actually Paid	316,505	346,550	127,084

(a)
None of Mr. Santoro, Ms. Doyle nor Mr. Schaub, as applicable, received pension benefits in the fiscal years presented from RPT under defined pension or defined contribution plans.

(b)
For each covered year, the amounts added or deducted in calculated equity award adjustment include:

Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	127,084	—	—	—	—	—	—	—
2024	358,136	—	—	—	(12,759)	—	1,173	(11,586)
2023	327,184	—	(14,299)	—	(3,153)	—	6,773	(10,679)
(i)
Represents the year-over-year change in fair value of awards of restricted shares of Common Stock based on the closing price on the last trading day of each applicable fiscal year, which was $17.82, $31.80 and $43.50 for the last trading day of 2024, 2023 and 2022, respectively.

Compensation Actually Paid vs. Total Shareholder Return
Total Stockholder Return
Compensation actually paid to RPT’s PEO for the years ended December 31, 2025, 2024 and 2023 was $0, $(30) thousand and $(25) thousand, respectively. Compensation actually paid to named executive officers excluding the PEO for the years ended December 31, 2025, 2024 and 2023 was approximately $127 thousand, $347 thousand and $317 thousand, respectively. The calculation to determine compensation actually paid to RPT’s PEO and named executive officers is detailed above and is calculated in accordance with item 402(v)(2)(iii) of Regulation S-K. RPT’s cumulative total stockholder return (“TSR”), which is calculated off an initial fixed $100 investment for the last three completed fiscal years was $31.80, $50.50 and $83.20, respectively.
There was no compensation paid to RPT’s current PEO for the years ended December 31, 2025 and 2024. Compensation actually paid to RPT’s former PEO decreased for the year ended December 31, 2024 versus 2023, and RPT’s TSR decreased for the year ended December 31, 2025 versus December 31, 2024 and December 31, 2024 versus December 31, 2023. Compensation actually paid to RPT’s named executive officers excluding the PEO and RPT’s TSR decreased for the year ended December 31, 2025 versus December 31, 2024, and compensation actually paid to RPTs executive officers excluding the PEO increased, while RPT’s TSR decreased, for the year ended December 31, 2024 versus 2023.

Compensation Actually Paid vs. Net Income
Net (Loss) Income
RPT had consolidated net losses attributable to common stockholders for the years ended December 31, 2025, 2024 and 2023 of $(2.7) million, $(92.2) million and $(49.3) million, respectively. There was no compensation paid to RPT’s current PEO for the years ended December 31, 2025 and 2024. RPT’s consolidated net (loss) income increased for the year ended December 31, 2025 as compared to December 31, 2024, and compensation actually paid to RPT’s former PEO and RPT’s consolidated net (loss) income each decreased for the year ended December 31, 2024 versus 2023. On the other hand, compensation actually paid to RPT’s named executive officers excluding the PEO decreased while RPT’s consolidated net (loss) income increased for the year ended December 31, 2025 versus 2024. For the year ended December 31, 2024 versus 2023, compensation actually paid to RPT’s named executive officers excluding the PEO increased, while the Company’s consolidated net (loss) income decreased.

Total Shareholder Return Amount		$ 31.8	50.5	83.2
Net Income (Loss)		$ (2,740,000)	(92,175,000)	(49,261,000)
Equity Awards Adjustments, Footnote
Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	—	—	—	—	(32,263)	—	2,967	(29,296)
2023	—	—	(36,156)	—	(3,995)	—	14,692	(25,460)
Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	127,084	—	—	—	—	—	—	—
2024	358,136	—	—	—	(12,759)	—	1,173	(11,586)
2023	327,184	—	(14,299)	—	(3,153)	—	6,773	(10,679)

Michael Nierenberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount
PEO Actually Paid Compensation Amount
PEO Name		Michael Nierenberg
Lawrence Mendelsohn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount
PEO Actually Paid Compensation Amount			$ (29,296)	$ (25,460)
PEO [Member]
Pay vs Performance Disclosure
Closing Price			$ 17.82	$ 31.8	$ 43.5
PEO [Member] | Lawrence Mendelsohn [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (29,296)	$ (25,460)
PEO [Member] | Lawrence Mendelsohn [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Lawrence Mendelsohn [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(36,156)
PEO [Member] | Lawrence Mendelsohn [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Lawrence Mendelsohn [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(32,263)	(3,995)
PEO [Member] | Lawrence Mendelsohn [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Lawrence Mendelsohn [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 2,967	$ 14,692
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Closing Price			$ 17.82	$ 31.8	$ 43.5
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (11,586)	$ (10,679)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(14,299)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,759)	(3,153)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 1,173	$ 6,773